Income Taxes (Income Tax Benefit (Expense) Attributable To The Operating Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 0	$ 0
State	0	0
Deferred:
Federal	(866)	0
State	0	0
Deferred Federal, State and Local, Tax Expense (Benefit), Total	(866)	0
Discontinued operations:
Income tax expense	0	(246)
Federal [Member]
Discontinued operations:
Current	0	(246)
Deferred	0	0
State [Member]
Discontinued operations:
Current	0	0
Deferred	$ 0	$ 0